TRADE RECEIVABLES - Schedule of Trade Accounts Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Accounts receivable	$ 76,663,669	$ 64,909,866
Accounts receivable in litigations	5,764,994	3,151,152
Notes receivable	231,581	690
Subtotal	82,660,244	68,061,708
Allowance for doubtful accounts	(5,841,432)	(3,274,900)
Trade accounts receivable	$ 76,818,812	$ 64,786,808